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    SUPPLEMENT TO THE PROSPECTUSES AND STATEMENTS OF ADDITIONAL INFORMATION

                    WARBURG PINCUS EMERGING MARKETS FUND --
                              INSTITUTIONAL SHARES

                          WARBURG PINCUS FOCUS FUND --
                              INSTITUTIONAL SHARES

                WARBURG PINCUS LONG-SHORT MARKET NEUTRAL FUND --
                              INSTITUTIONAL SHARES

                     WARBURG PINCUS MUNICIPAL BOND FUND --
                              INSTITUTIONAL SHARES

Effective March 26, 2001, the Warburg Pincus family of funds will be renamed the "Credit Suisse Warburg Pincus" family of funds and each fund's name will be changed to reflect this new designation. These name changes will identify the funds with Credit Suisse Asset Management, LLC, each fund's investment adviser. The institutional shares of the funds will continue to be offered under the Credit Suisse Institutional Funds name.

Dated: March 26, 2001                                                    16-0301
                                                                             for
                                                                           CSISB
                                                                           CSIEM